Fair value measurement (Details) - Black-Scholes Merton model	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 $ / shares	Dec. 10, 2024 shares
Exercise price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input | $ / shares	11.5	11.5
Share price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	1.5		5.1
Volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	0.740		0.359
Expected life (in years)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	3.7		4.7
Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	0.0386		0.0395
Dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	0		0